COMMITMENTS AND CONTINGENCIES - Lessor Minimum Future Rental Receivables (Details) $ in Thousands	Jan. 02, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 6,200
2022	2,220
2023	1,990
2024	1,990
2025	0
2026	0
Thereafter	$ 0